Lease (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Text Block [Abstract]
Rental expenses	$ 256,693	$ 233,921	$ 89,785
Operating lease expense	256,693
Interest expenses	40,037
Amortization expenses	216,656
Cash paid for operating leases	$ 261,700